Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	S-4
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Registrant Name	GCI Inc
Entity Central Index Key	0000075679
Entity Filer Category	Non-accelerated Filer